Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	BAILLIE GIFFORD FUNDS
Entity Central Index Key	0001120543
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2021
Document Effective Date	May 01, 2021
Prospectus Date	May 01, 2021
Institutional & K Class Prospectus | Baillie Gifford Asia Ex Japan Fund | Institutional Class
Prospectus:
Trading Symbol	BSASX
Institutional & K Class Prospectus | Baillie Gifford Asia Ex Japan Fund | Class K
Prospectus:
Trading Symbol	BASKX
Institutional & K Class Prospectus | Baillie Gifford China A Growth Fund | Institutional Class
Prospectus:
Trading Symbol	BCANX
Institutional & K Class Prospectus | Baillie Gifford China A Growth Fund | Class K
Prospectus:
Trading Symbol	BCAKX
Institutional & K Class Prospectus | Baillie Gifford Developed EAFE All Cap Fund | Class K
Prospectus:
Trading Symbol	BGPKX
Institutional & K Class Prospectus | Baillie Gifford Developed EAFE All Cap Fund | Institutional Class
Prospectus:
Trading Symbol	BSGPX
Institutional & K Class Prospectus | Baillie Gifford EAFE Plus All Cap Fund | Institutional Class
Prospectus:
Trading Symbol	BGCSX
Institutional & K Class Prospectus | Baillie Gifford EAFE Plus All Cap Fund | Class K
Prospectus:
Trading Symbol	BKGCX
Institutional & K Class Prospectus | Baillie Gifford Emerging Markets Equities Fund | Institutional Class
Prospectus:
Trading Symbol	BGEGX
Institutional & K Class Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class K
Prospectus:
Trading Symbol	BGKEX
Institutional & K Class Prospectus | Baillie Gifford Global Alpha Equities Fund | Class K
Prospectus:
Trading Symbol	BGAKX
Institutional & K Class Prospectus | Baillie Gifford Global Alpha Equities Fund | Institutional Class
Prospectus:
Trading Symbol	BGASX
Institutional & K Class Prospectus | Baillie Gifford Global Stewardship Equities Fund | Institutional Class
Prospectus:
Trading Symbol	BGSSX
Institutional & K Class Prospectus | Baillie Gifford Global Stewardship Equities Fund | Class K
Prospectus:
Trading Symbol	BGSKX
Institutional & K Class Prospectus | Baillie Gifford International Alpha Fund | Institutional Class
Prospectus:
Trading Symbol	BINSX
Institutional & K Class Prospectus | Baillie Gifford International Alpha Fund | Class K
Prospectus:
Trading Symbol	BGIKX
Institutional & K Class Prospectus | Baillie Gifford International Concentrated Growth Equities Fund | Institutional Class
Prospectus:
Trading Symbol	BTLSX
Institutional & K Class Prospectus | Baillie Gifford International Concentrated Growth Equities Fund | Class K
Prospectus:
Trading Symbol	BTLKX
Institutional & K Class Prospectus | Baillie Gifford International Growth Fund | Institutional Class
Prospectus:
Trading Symbol	BGESX
Institutional & K Class Prospectus | Baillie Gifford International Growth Fund | Class K
Prospectus:
Trading Symbol	BGEKX
Institutional & K Class Prospectus | Baillie Gifford International Smaller Companies Fund | Class K
Prospectus:
Trading Symbol	BICKX
Institutional & K Class Prospectus | Baillie Gifford International Smaller Companies Fund | Institutional Class
Prospectus:
Trading Symbol	BICIX
Institutional & K Class Prospectus | Baillie Gifford Japan Growth Fund | Institutional Class
Prospectus:
Trading Symbol	BAABX
Institutional & K Class Prospectus | Baillie Gifford Japan Growth Fund | Class K
Prospectus:
Trading Symbol	BAADX
Institutional & K Class Prospectus | Baillie Gifford Long Term Global Growth Fund | Institutional Class
Prospectus:
Trading Symbol	BSGLX
Institutional & K Class Prospectus | Baillie Gifford Long Term Global Growth Fund | Class K
Prospectus:
Trading Symbol	BGLKX
Institutional & K Class Prospectus | Baillie Gifford Positive Change Equities Fund | Institutional Class
Prospectus:
Trading Symbol	BPESX
Institutional & K Class Prospectus | Baillie Gifford Positive Change Equities Fund | Class K
Prospectus:
Trading Symbol	BPEKX
Institutional & K Class Prospectus | Baillie Gifford U.S. Discovery Fund | Institutional Class
Prospectus:
Trading Symbol	BGUIX
Institutional & K Class Prospectus | Baillie Gifford U.S. Discovery Fund | Class K
Prospectus:
Trading Symbol	BGUKX
Institutional & K Class Prospectus | Baillie Gifford U.S. Equity Growth Fund | Institutional Class
Prospectus:
Trading Symbol	BGGSX
Institutional & K Class Prospectus | Baillie Gifford U.S. Equity Growth Fund | Class K
Prospectus:
Trading Symbol	BGGKX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford Developed EAFE All Cap Fund | Class 2
Prospectus:
Trading Symbol	BGPTX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford Developed EAFE All Cap Fund | Class 3
Prospectus:
Trading Symbol	BGPFX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford Developed EAFE All Cap Fund | Class 4
Prospectus:
Trading Symbol	BGPWX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford Developed EAFE All Cap Fund | Class 5
Prospectus:
Trading Symbol	BGPVX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford EAFE Plus All Cap Fund | Class 2
Prospectus:
Trading Symbol	BGCWX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford EAFE Plus All Cap Fund | Class 3
Prospectus:
Trading Symbol	BGCJX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford EAFE Plus All Cap Fund | Class 4
Prospectus:
Trading Symbol	BGCLX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford EAFE Plus All Cap Fund | Class 5
Prospectus:
Trading Symbol	BGCVX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 2
Prospectus:
Trading Symbol	BGEHX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 5
Prospectus:
Trading Symbol	BGEDX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 3
Prospectus:
Trading Symbol	BGELX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 4
Prospectus:
Trading Symbol	BGEPX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 4
Prospectus:
Trading Symbol	BGALX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 2
Prospectus:
Trading Symbol	BGATX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 3
Prospectus:
Trading Symbol	BGAEX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 5
Prospectus:
Trading Symbol	BGAVX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford International Alpha Fund | Class 2
Prospectus:
Trading Symbol	BGITX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford International Alpha Fund | Class 3
Prospectus:
Trading Symbol	BGIFX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford International Alpha Fund | Class 4
Prospectus:
Trading Symbol	BGIUX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford International Alpha Fund | Class 5
Prospectus:
Trading Symbol	BGIVX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford International Growth Fund | Class 2
Prospectus:
Trading Symbol	BGETX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford International Growth Fund | Class 3
Prospectus:
Trading Symbol	BGEUX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford International Growth Fund | Class 4
Prospectus:
Trading Symbol	BGEFX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford International Growth Fund | Class 5
Prospectus:
Trading Symbol	BGEVX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 2
Prospectus:
Trading Symbol	BGLTX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 3
Prospectus:
Trading Symbol	BGLOX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 4
Prospectus:
Trading Symbol	BGLFX
2, 3, 4, & 5 Class Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 5
Prospectus:
Trading Symbol	BGADX